UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — 62.5%
Aerospace & defense — 0.8%
Lockheed Martin Corp. 4.250%, due 11/15/19	13,094,000	13,159,732

Automotive — 4.6%
American Honda Finance Corp.,
3 mo. USD LIBOR + 0.350%, 2.915%, due 11/05/21[1]	10,035,000	10,045,477
BMW US Capital LLC 2.150%, due 04/06/20[2]	6,309,000	6,302,403
3 mo. USD LIBOR + 0.410%, 2.750%, due 04/12/21[1,2]	3,413,000	3,417,966
3 mo. USD LIBOR + 0.410%, 2.820%, due 09/13/19[1,2]	500,000	500,276
3 mo. USD LIBOR + 0.370%, 2.898%, due 08/14/20[1,2]	3,000,000	3,007,449
3 mo. USD LIBOR + 0.500%, 3.035%, due 08/13/21[1,2]	8,080,000	8,101,008
Daimler Finance North America LLC
1.750%, due 10/30/19[2]	2,400,000	2,396,361
2.250%, due 03/02/20[2]	2,000,000	1,997,613
3 mo. USD LIBOR + 0.620%, 2.886%, due 10/30/19[1,2]	600,000	600,692
3 mo. USD LIBOR + 0.630%, 2.933%, due 01/06/20[1,2]	4,850,000	4,859,532
3 mo. USD LIBOR + 0.550%, 3.115%, due 05/04/21[1,2]	100,000	100,116
3 mo. USD LIBOR + 0.670%, 3.235%, due 11/05/21[1,2]	4,500,000	4,510,102
General Motors Financial Co., Inc.,
3 mo. USD LIBOR + 1.270%, 3.583%, due 10/04/19[1]	45,000	45,070
Hyundai Capital America 1.750%, due 09/27/19[2]	4,645,000	4,639,377
Nissan Motor Acceptance Corp.,
3 mo. USD LIBOR + 0.390%, 2.693%, due 07/13/20[1,2]	200,000	200,112
3 mo. USD LIBOR + 0.390%, 2.720%, due 09/28/20[1,2]	1,000,000	1,000,266
3 mo. USD LIBOR + 0.520%, 2.930%, due 03/15/21[1,2]	3,375,000	3,378,539
3 mo. USD LIBOR + 0.520%, 2.970%, due 09/13/19[1,2]	426,000	426,248
3 mo. USD LIBOR + 0.630%, 3.016%, due 09/21/21[1,2]	2,500,000	2,502,210

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Automotive — (concluded)
PACCAR Financial Corp.,
3 mo. USD LIBOR + 0.260%, 2.805%, due 05/10/21[1]	500,000	500,871
Toyota Motor Credit Corp.,
3 mo. USD LIBOR + 0.170%, 2.572%, due 09/18/20[1]	12,000,000	12,009,292
3 mo. USD LIBOR + 0.280%, 2.583%, due 04/13/21[1]	750,000	751,044
3 mo. USD LIBOR + 0.370%, 2.806%, due 03/12/20[1]	2,500,000	2,504,925
Volkswagen Group of America Finance LLC,
3 mo. USD LIBOR + 0.940%, 3.475%, due 11/12/21[1,2]	7,000,000	7,056,027

		80,852,976

Banking-non-US — 25.2%
ABN AMRO Bank NV
2.450%, due 06/04/20[2]	2,000,000	1,999,868
3 mo. USD LIBOR + 0.410%, 2.713%, due 01/19/21[1,2]	4,745,000	4,751,643
3 mo. USD LIBOR + 0.570%, 3.091%, due 08/27/21[1,2]	15,600,000	15,663,492
ANZ New Zealand International Ltd. 2.850%, due 08/06/20[2]	6,455,000	6,482,797
ANZ New Zealand International Ltd.
2.600%, due 09/23/19[2]	4,700,000	4,701,645
3 mo. USD LIBOR + 1.010%, 3.266%, due 07/28/21[1,2]	7,900,000	7,997,266
Australia & New Zealand Banking Group Ltd.,
3 mo. USD LIBOR + 0.320%, 2.882%, due 11/09/20[1,2]	5,925,000	5,935,793
3 mo. USD LIBOR + 0.460%, 2.985%, due 05/17/21[1,2]	2,300,000	2,307,391
3 mo. USD LIBOR + 0.500%, 3.020%, due 08/19/20[1,2]	3,525,000	3,537,751
3 mo. USD LIBOR + 0.990%, 3.510%, due 06/01/21[1,2]	1,250,000	1,265,830
Bank of Montreal,
3 mo. USD LIBOR + 0.340%, 2.643%, due 07/13/20[1]	6,573,000	6,588,907
3 mo. USD LIBOR + 0.460%, 2.763%, due 04/13/21[1]	10,180,000	10,219,773

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-non-US — (continued)
3 mo. USD LIBOR + 0.790%, 3.311%, due 08/27/21[1]	6,013,000	6,079,065
Bank of Nova Scotia/The,
3 mo. USD LIBOR + 0.290%, 2.593%, due 01/08/21[1]	375,000	375,490
3 mo. USD LIBOR + 0.390%, 2.693%, due 07/14/20[1]	802,000	803,809
3 mo. USD LIBOR + 0.440%, 2.718%, due 04/20/21[1]	10,150,000	10,183,647
3 mo. USD LIBOR + 0.620%, 3.099%, due 12/05/19[1]	1,175,000	1,177,311
Banque Federative du Credit Mutuel SA
2.200%, due 07/20/20[2]	3,810,000	3,805,136
3 mo. USD LIBOR + 0.490%, 2.768%, due 07/20/20[1,2]	3,296,000	3,306,120
BNP Paribas SA 2.375%, due 05/21/20	10,000,000	10,014,588
BNZ International Funding Ltd.,
3 mo. USD LIBOR + 0.700%, 3.222%, due 02/21/20[1,2]	1,000,000	1,003,362
BPCE SA 2.250%, due 01/27/20	10,272,000	10,261,652
Canadian Imperial Bank of Commerce,
3 mo. USD LIBOR + 0.310%, 2.599%, due 10/05/20[1]	8,780,000	8,803,825
3 mo. USD LIBOR + 0.315%, 2.891%, due 02/02/21[1]	5,242,000	5,247,688
Commonwealth Bank of Australia
2.300%, due 03/12/20	1,000,000	1,000,136
3 mo. USD LIBOR + 0.400%, 2.802%, due 09/18/20[1,2,3]	6,935,000	6,956,968
3 mo. USD LIBOR + 0.450%, 2.901%, due 03/10/20[1,2]	4,210,000	4,219,795
3 mo. USD LIBOR + 0.700%, 3.151%, due 03/10/22[1,2]	7,800,000	7,858,965
3 mo. USD LIBOR + 0.830%, 3.304%, due 09/06/21[1,2]	1,250,000	1,263,308
Cooperatieve Rabobank UA
1.375%, due 08/09/19	2,500,000	2,499,500
3 mo. USD LIBOR + 0.430%, 2.697%, due 04/26/21[1]	11,465,000	11,501,424
3 mo. USD LIBOR + 0.830%, 3.168%, due 01/10/22[1]	2,150,000	2,172,222

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-non-US — (continued)
Credit Agricole Corporate & Investment Bank SA,
3 mo. USD LIBOR + 0.625%, 2.957%, due 10/03/21[1]	3,450,000	3,459,671
Credit Agricole SA
2.750%, due 06/10/20[2]	8,500,000	8,526,874
3 mo. USD LIBOR + 0.970%, 3.423%, due 06/10/20[1,2]	850,000	855,698
3 mo. USD LIBOR + 1.180%, 3.499%, due 07/01/21[1,2]	3,200,000	3,249,719
Credit Suisse Group Funding Guernsey Ltd.,
3 mo. USD LIBOR + 2.290%, 4.590%, due 04/16/21[1]	250,000	257,569
DBS Group Holdings Ltd.,
3 mo. USD LIBOR + 0.490%, 2.943%, due 06/08/20[1,2]	1,000,000	1,001,160
DNB Bank ASA,
3 mo. USD LIBOR + 0.370%, 2.690%, due 10/02/20[1,2]	6,792,000	6,805,979
3 mo. USD LIBOR + 1.070%, 3.590%, due 06/02/21[1,2]	4,600,000	4,656,212
Federation des Caisses Desjardins du Quebec,
3 mo. USD LIBOR + 0.330%, 2.596%, due 10/30/20[1,2]	9,060,000	9,074,575
HSBC Holdings PLC,
3 mo. USD LIBOR + 0.600%, 3.120%, due 05/18/21[1]	8,900,000	8,911,072
3 mo. USD LIBOR + 2.240%, 4.693%, due 03/08/21[1]	6,062,000	6,233,221
ING Bank NV
1.650%, due 08/15/19[2]	5,000,000	4,998,599
3 mo. USD LIBOR + 0.690%, 3.009%, due 10/01/19[1,2]	1,500,000	1,501,574
Macquarie Bank Ltd.,
3 mo. USD LIBOR + 1.120%, 3.376%, due 07/29/20[1,2]	4,080,000	4,119,144
Macquarie Group Ltd. 6.000%, due 01/14/20[2]	4,413,000	4,482,644
Mitsubishi UFJ Financial Group, Inc.,
3 mo. USD LIBOR + 1.060%, 3.510%, due 09/13/21[1]	8,000,000	8,091,516
3 mo. USD LIBOR + 1.880%, 4.400%, due 03/01/21[1]	3,607,000	3,692,818

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-non-US — (continued)
Mizuho Financial Group, Inc.,
3 mo. USD LIBOR + 0.940%, 3.461%, due 02/28/22[1]	4,630,000	4,666,461
3 mo. USD LIBOR + 1.140%, 3.590%, due 09/13/21[1]	1,250,000	1,265,279
MUFG Bank Ltd. 2.300%, due 03/05/20[2]	2,975,000	2,972,737
National Australia Bank Ltd.
2.125%, due 05/22/20	3,736,000	3,730,375
3 mo. USD LIBOR + 0.350%, 2.690%, due 01/12/21[1,2]	7,250,000	7,266,313
3 mo. USD LIBOR + 0.580%, 2.967%, due 09/20/21[1,2]	3,850,000	3,870,097
3 mo. USD LIBOR + 0.510%, 3.033%, due 05/22/20[1,2]	4,095,000	4,110,925
3 mo. USD LIBOR + 0.690%, 3.141%, due 12/09/19[1,2]	5,250,000	5,262,466
3 mo. USD LIBOR + 1.000%, 3.340%, due 07/12/21[1,2]	4,800,000	4,864,875
National Bank of Canada,
3 mo. USD LIBOR + 0.330%, 2.906%, due 11/02/20[1]	3,605,000	3,613,955
3 mo. USD LIBOR + 0.560%, 2.996%, due 06/12/20[1]	1,569,000	1,574,915
Nordea Bank Abp,
3 mo. USD LIBOR + 0.470%, 2.995%, due 05/29/20[1,2]	900,000	902,900
3 mo. USD LIBOR + 0.990%, 3.511%, due 05/27/21[1,2]	3,450,000	3,493,650
Royal Bank of Canada,
3 mo. USD LIBOR + 0.240%, 2.507%, due 10/26/20[1]	625,000	626,060
3 mo. USD LIBOR + 0.390%, 2.656%, due 04/30/21[1]	14,327,000	14,368,907
3 mo. USD LIBOR + 0.400%, 2.676%, due 01/25/21[1]	1,000,000	1,002,650
3 mo. USD LIBOR + 0.730%, 2.983%, due 02/01/22[1]	6,143,000	6,198,578
Santander UK PLC,
3 mo. USD LIBOR + 0.300%, 2.876%, due 11/03/20[1]	6,200,000	6,200,187
3 mo. USD LIBOR + 0.620%, 3.140%, due 06/01/21[1]	1,550,000	1,552,389
3 mo. USD LIBOR + 0.660%, 3.178%, due 11/15/21[1]	1,950,000	1,953,491

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-non-US — (continued)
Skandinaviska Enskilda Banken AB,
3 mo. USD LIBOR + 0.430%, 2.955%, due 05/17/21[1,2]	11,450,000	11,486,183
3 mo. USD LIBOR + 0.570%, 3.020%, due 09/13/19[1,2]	1,650,000	1,651,373
Sumitomo Mitsui Banking Corp.
2.450%, due 01/16/20	1,400,000	1,400,482
2.514%, due 01/17/20	3,000,000	3,001,332
3 mo. USD LIBOR + 0.310%, 2.610%, due 10/18/19[1]	3,500,000	3,502,093
3 mo. USD LIBOR + 0.350%, 2.653%, due 01/17/20[1]	1,750,000	1,752,144
Sumitomo Mitsui Financial Group, Inc.,
3 mo. USD LIBOR + 1.680%, 4.133%, due 03/09/21[1]	1,900,000	1,939,399
Sumitomo Mitsui Trust Bank Ltd.,
3 mo. USD LIBOR + 0.440%, 2.859%, due 09/19/19[1,2]	1,700,000	1,701,207
Svenska Handelsbanken AB,
3 mo. USD LIBOR + 0.360%, 2.813%, due 09/08/20[1,3]	11,000,000	11,030,065
3 mo. USD LIBOR + 0.490%, 2.964%, due 09/06/19[1]	2,992,000	2,993,899
3 mo. USD LIBOR + 0.470%, 2.995%, due 05/24/21[1]	9,570,000	9,614,627
3 mo. USD LIBOR + 1.150%, 3.469%, due 03/30/21[1]	6,460,000	6,558,360
Toronto-Dominion Bank/The
2.250%, due 11/05/19	8,500,000	8,500,287
3 mo. USD LIBOR + 0.260%, 2.670%, due 09/17/20[1]	14,260,000	14,286,367
3 mo. USD LIBOR + 0.280%, 2.731%, due 06/11/20[1]	8,290,000	8,306,757
3 mo. USD LIBOR + 0.560%, 3.125%, due 11/05/19[1]	2,425,000	2,428,452
3 mo. USD LIBOR + 1.000%, 3.303%, due 04/07/21[1]	100,000	101,346
Westpac Banking Corp.,
3 mo. USD LIBOR + 0.340%, 2.616%, due 01/25/21[1]	5,000,000	5,009,650
3 mo. USD LIBOR + 0.280%, 2.798%, due 05/15/20[1]	1,265,000	1,267,375
3 mo. USD LIBOR + 0.430%, 2.904%, due 03/06/20[1]	8,116,000	8,135,945

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-non-US — (concluded)
3 mo. USD LIBOR + 0.850%, 3.370%, due 08/19/21[1]	5,599,000	5,661,690
3 mo. USD LIBOR + 1.000%, 3.535%, due 05/13/21[1]	100,000	101,319

		439,831,774

Banking-US — 18.3%
American Express Co.,
3 mo. USD LIBOR + 0.330%, 2.596%, due 10/30/20[1]	5,366,000	5,374,137
3 mo. USD LIBOR + 0.525%, 3.050%, due 05/17/21[1]	6,525,000	6,542,487
American Express Credit Corp.,
3 mo. USD LIBOR + 0.570%, 2.836%, due 10/30/19[1]	2,532,000	2,533,922
3 mo. USD LIBOR + 0.430%, 2.950%, due 03/03/20[1]	8,292,000	8,306,094
Bank of America Corp. 2.250%, due 04/21/20	8,225,000	8,224,297
Bank of America N.A.,
3 mo. USD LIBOR + 0.250%, 2.771%, due 08/28/20[1]	5,000,000	5,001,467
3 mo. USD LIBOR + 0.350%, 2.875%, due 05/24/21[1]	15,200,000	15,213,969
Bank of New York Mellon Corp./The
2.150%, due 02/24/20	4,185,000	4,180,748
3 mo. USD LIBOR + 0.300%, 2.803%, due 12/04/20[1]	7,250,000	7,256,959
3 mo. USD LIBOR + 0.870%, 3.395%, due 08/17/20[1]	6,000,000	6,051,839
BB&T Corp.,
3 mo. USD LIBOR + 0.220%, 2.799%, due 02/01/21[1]	780,000	778,820
3 mo. USD LIBOR + 0.570%, 2.980%, due 06/15/20[1]	7,190,000	7,212,430
Capital One Financial Corp.,
3 mo. USD LIBOR + 0.760%, 3.295%, due 05/12/20[1]	990,000	993,055
Capital One N.A.
2.350%, due 01/31/20	20,075,000	20,059,606
3 mo. USD LIBOR + 0.765%, 3.215%, due 09/13/19[1]	3,500,000	3,502,099

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-US — (continued)
Citibank N.A.,
3 mo. USD LIBOR + 0.300%, 2.578%, due 10/20/20[1]	450,000	450,592
3 mo. USD LIBOR + 0.320%, 2.899%, due 05/01/20[1]	2,400,000	2,403,379
3 mo. USD LIBOR + 0.500%, 2.936%, due 06/12/20[1]	5,175,000	5,192,171
Citigroup, Inc.
2.400%, due 02/18/20	5,000,000	5,008,732
2.450%, due 01/10/20	6,097,000	6,096,685
3 mo. USD LIBOR + 0.790%, 3.128%, due 01/10/20[1]	4,000,000	4,009,708
3 mo. USD LIBOR + 1.310%, 3.577%, due 10/26/20[1]	1,250,000	1,266,428
3 mo. USD LIBOR + 1.380%, 3.710%, due 03/30/21[1]	5,243,000	5,327,989
3 mo. USD LIBOR + 1.190%, 3.766%, due 08/02/21[1]	2,000,000	2,029,320
Fifth Third Bank,
3 mo. USD LIBOR + 0.250%, 2.516%, due 10/30/20[1]	1,375,000	1,375,715
3 mo. USD LIBOR + 0.440%, 2.707%, due 07/26/21[1]	1,700,000	1,702,726
3 mo. USD LIBOR + 0.590%, 2.901%, due 09/27/19[1]	7,545,000	7,548,519
Goldman Sachs Group, Inc./The
2.750%, due 09/15/20	7,493,000	7,515,218
3 mo. USD LIBOR + 0.800%, 3.250%, due 12/13/19[1]	4,639,000	4,650,867
3 mo. USD LIBOR + 1.020%, 3.279%, due 10/23/19[1]	4,300,000	4,308,428
3 mo. USD LIBOR + 1.160%, 3.419%, due 04/23/20[1]	5,341,000	5,371,406
3 mo. USD LIBOR + 1.200%, 3.610%, due 09/15/20[1]	2,425,000	2,447,293
3 mo. USD LIBOR + 1.770%, 4.291%, due 02/25/21[1]	500,000	510,872
6.000%, due 06/15/20	2,200,000	2,268,700
JPMorgan Chase & Co.,
3 mo. USD LIBOR + 0.550%, 3.003%, due 03/09/21[1]	100,000	100,111
3 mo. USD LIBOR + 0.680%, 3.200%, due 06/01/21[1]	4,561,000	4,575,052
3 mo. USD LIBOR + 1.205%, 3.461%, due 10/29/20[1]	3,110,000	3,142,726

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-US — (continued)
JPMorgan Chase & Co, 4.400%, due 07/22/20	3,000,000	3,060,220
KeyBank N.A. 2.250%, due 03/16/20	14,412,000	14,402,561
KeyCorp 2.900%, due 09/15/20	2,700,000	2,718,181
Mizuho Securities USA LLC,
3 mo. USD LIBOR + 0.200%, 2.543%, due 09/24/19[1,2]	7,500,000	7,501,997
3 mo. USD LIBOR + 0.240%, 2.805%, due 11/07/19[1]	7,000,000	7,001,094
Morgan Stanley
2.650%, due 01/27/20	13,782,000	13,794,745
2.800%, due 06/16/20	2,369,000	2,376,587
3 mo. USD LIBOR + 1.400%, 3.678%, due 04/21/21[1]	6,492,000	6,606,259
PNC Bank N.A.
2.400%, due 10/18/19	9,480,000	9,479,007
3 mo. USD LIBOR + 0.250%, 2.528%, due 01/22/21[1]	5,670,000	5,674,863
PNC Financial Services Group, Inc./The 5.125%, due 02/08/20	14,790,000	14,985,780
SunTrust Banks, Inc.,
3 mo. USD LIBOR + 0.530%, 2.786%, due 01/31/20[1]	966,000	967,500
US Bancorp,
3 mo. USD LIBOR + 0.640%, 2.923%, due 01/24/22[1]	13,197,000	13,271,297
US Bank N.A.,
3 mo. USD LIBOR + 0.140%, 2.399%, due 10/23/20[1]	600,000	600,070
3 mo. USD LIBOR + 0.125%, 2.428%, due 01/17/20[1]	535,000	535,136
3 mo. USD LIBOR + 0.290%, 2.812%, due 05/21/21[1]	2,030,000	2,030,978
3 mo. USD LIBOR + 0.310%, 2.875%, due 02/04/21[1]	7,000,000	7,011,620
Wells Fargo & Co.,
3 mo. USD LIBOR + 0.880%, 3.158%, due 07/22/20[1]	1,131,000	1,138,631
3 mo. USD LIBOR + 1.025%, 3.292%, due 07/26/21[1]	11,278,000	11,409,810

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banking-US — (concluded)
3 mo. USD LIBOR + 1.010%, 3.482%, due 12/07/20[1]	750,000	757,811
3 mo. USD LIBOR + 1.340%, 3.843%, due 03/04/21[1]	7,000,000	7,111,020
Wells Fargo Bank N.A.,
3 mo. USD LIBOR + 0.500%, 2.759%, due 07/23/21[1]	5,130,000	5,138,429
3 mo. USD LIBOR + 0.650%, 3.124%, due 12/06/19[1]	3,500,000	3,508,078

		319,616,240

Cable & satellite — 0.8%
Comcast Corp.,
3 mo. USD LIBOR + 0.440%, 2.759%, due 10/01/21[1]	7,140,000	7,170,702
NBCUniversal Media LLC 5.150%, due 04/30/20	7,325,000	7,477,343

		14,648,045

Construction machinery — 1.0%
Caterpillar Financial Services Corp.
2.100%, due 01/10/20	6,075,000	6,070,053
3 mo. USD LIBOR + 0.130%, 2.655%, due 11/29/19[1]	250,000	250,075
3 mo. USD LIBOR + 0.280%, 2.752%, due 09/07/21[1]	5,000,000	5,002,144
3 mo. USD LIBOR + 0.510%, 2.848%, due 01/10/20[1]	1,300,000	1,302,674
John Deere Capital Corp.,
3 mo. USD LIBOR + 0.285%, 2.596%, due 10/09/19[1]	1,000,000	1,000,465
3 mo. USD LIBOR + 0.400%, 2.872%, due 06/07/21[1]	4,000,000	4,011,740

		17,637,151

Diversified manufacturing — 0.7%
United Technologies Corp.,
3 mo. USD LIBOR + 0.650%, 3.175%, due 08/16/21[1]	3,945,000	3,946,096

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Diversified manufacturing — (concluded)
4.500%, due 04/15/20	7,300,000	7,404,504

		11,350,600

Electric — 1.3%
DTE Energy Co. 1.500%, due 10/01/19	1,380,000	1,378,098
Duke Energy Progress LLC,
3 mo. USD LIBOR + 0.180%, 2.633%, due 09/08/20[1]	2,750,000	2,750,568
Exelon Corp. 2.850%, due 06/15/20	12,413,000	12,447,608
NextEra Energy Capital Holdings, Inc.,
3 mo. USD LIBOR + 0.315%, 2.835%, due 09/03/19[1]	3,972,000	3,972,671
3 mo. USD LIBOR + 0.480%, 3.045%, due 05/04/21[1]	2,600,000	2,599,556

		23,148,501

Food & beverage — 1.1%
Diageo Capital PLC,
3 mo. USD LIBOR + 0.240%, 2.760%, due 05/18/20[1]	14,325,000	14,337,109
Mondelez International Holdings Netherlands BV 1.625%, due 10/28/19[2]	4,570,000	4,560,133

		18,897,242

Health care — 0.2%
Cigna Corp.,
3 mo. USD LIBOR + 0.650%, 3.060%, due 09/17/21[1,2]	2,000,000	2,000,858
CVS Health Corp.,
3 mo. USD LIBOR + 0.630%, 3.083%, due 03/09/20[1]	250,000	250,642

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Health care — (concluded)
Medtronic, Inc.,
3 mo. USD LIBOR + 0.800%, 3.210%, due 03/15/20[1]	500,000	502,141

		2,753,641

Insurance — 0.9%
Prudential Financial, Inc. 5.375%, due 06/21/20	15,000,000	15,401,661

Integrated — 1.6%
BP Capital Markets PLC
2.315%, due 02/13/20	11,425,000	11,421,972
3 mo. USD LIBOR + 0.250%, 2.775%, due 11/24/20[1]	7,000,000	7,007,602
Shell International Finance BV 4.300%, due 09/22/19	9,959,000	9,984,893

		28,414,467

Life insurance — 1.0%
Jackson National Life Global Funding,
3 mo. USD LIBOR + 0.300%, 2.603%, due 10/15/20[1,2]	7,500,000	7,503,668
New York Life Global Funding,
3 mo. USD LIBOR + 0.100%, 2.378%, due 01/21/20[1,2]	2,385,000	2,385,851
3 mo. USD LIBOR + 0.160%, 2.479%, due 10/01/20[1,2]	8,000,000	8,005,264

		17,894,783

Pharmaceuticals — 2.1%
AbbVie, Inc. 2.500%, due 05/14/20	9,781,000	9,780,922
Amgen, Inc. 2.200%, due 05/11/20	6,291,000	6,279,997
3 mo. USD LIBOR + 0.450%, 2.985%, due 05/11/20[1]	6,250,000	6,263,294
AstraZeneca PLC 1.950%, due 09/18/19	4,067,000	4,064,945
Bristol-Myers Squibb Co.,
3 mo. USD LIBOR + 0.200%, 2.725%, due 11/16/20[1,2]	9,100,000	9,104,397

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Pharmaceuticals — (concluded)
Gilead Sciences, Inc.,
3 mo. USD LIBOR + 0.250%, 2.637%, due 09/20/19[1]	1,250,000	1,250,324

		36,743,879

Railroads — 0.3%
Union Pacific Corp. 2.250%, due 06/19/20	4,780,000	4,768,320

Technology — 1.5%
International Business Machines Corp.
1.900%, due 01/27/20	1,500,000	1,496,965
3 mo. USD LIBOR + 0.400%, 2.935%, due 05/13/21[1]	23,725,000	23,820,123

		25,317,088

Tobacco — 0.0%†
BAT Capital Corp.,
3 mo. USD LIBOR + 0.590%, 3.118%, due 08/14/20[1]	250,000	250,494

Wirelines — 1.1%
AT&T, Inc.,
3 mo. USD LIBOR + 0.650%, 2.953%, due 01/15/20[1]	1,200,000	1,202,508
3 mo. USD LIBOR + 0.930%, 3.260%, due 06/30/20[1]	10,000,000	10,063,124
Deutsche Telekom International Finance BV
1.500%, due 09/19/19[2]	411,000	410,404
3 mo. USD LIBOR + 0.450%, 2.869%, due 09/19/19[1,2]	2,250,000	2,251,193
Verizon Communications, Inc.,
3 mo. USD LIBOR + 0.550%, 3.073%, due 05/22/20[1]	6,000,000	6,018,918

		19,946,147

Total corporate bonds (cost — $1,089,418,267)		1,090,632,741

Asset-backed securities — 9.6%
Ally Auto Receivables Trust,
Series 2016-1, Class A4, 1.730%, due 11/16/20	968,352	968,054
Series 2019-1, Class A2, 2.790%, due 03/22/21	10,000,000	10,021,032

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1, 2.260%, due 03/15/23	3,750,000	3,746,745
Canadian Pacer Auto Receivables Trust,
Series 2018-1A, Class A2A, 2.700%, due 08/19/20[2]	88,009	88,021
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, due 08/15/29[2]	1,906,080	1,897,741
CNH Equipment Trust,
Series 2016-A, Class A3, 1.480%, due 04/15/21	245,032	244,463
Series 2016-B, Class B3, 1.630%, due 08/15/21	48,081	47,950
Series 2016-C, Class B, 1.930%, due 03/15/24	5,385,000	5,341,793
Series 2019-A, Class A2, 2.960%, due 05/16/22	2,575,000	2,590,365
Dell Equipment Finance Trust,
Series 2017-2, Class B, 2.470%, due 10/24/22[2]	2,816,000	2,813,269
Series 2018-1, Class A2A, 2.970%, due 10/22/20[2]	10,177,777	10,200,113
DLL Securitization Trust,
Series 2017-A, Class A3, 2.140%, due 12/15/21[2]	3,200,000	3,195,392
Enterprise Fleet Financing LLC,
Series 2016-2, Class A3, 2.040%, due 02/22/22[2]	3,485,000	3,477,639
Series 2018-1, Class A2, 2.870%, due 10/20/23[2]	3,856,292	3,869,897
Fifth Third Auto Trust,
Series 2017-1, Class A3, 1.800%, due 02/15/22	6,203,801	6,186,879
Ford Credit Auto Owner Trust,
Series 2014-2, Class B, 2.510%, due 04/15/26[2]	7,485,000	7,485,065
Ford Credit Floorplan Master Owner Trust,
Series 2017-1, Class B, 2.250%, due 05/15/22	3,800,000	3,792,240
General Motors Financial Automobile Leasing Trust,
Series 2017-3, Class A4, 2.120%, due 09/20/21	5,000,000	4,993,494
Series 2019-3, Class A2A, 2.230%, due 08/16/22	7,500,000	7,492,817

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
2.430%, due 06/21/21	3,000,000	2,998,089
2.840%, due 06/21/21	2,000,000	2,003,710
Series 2019-1, Class A2A, 2.910%, due 04/20/21	6,000,000	6,017,557
GMF Floorplan Owner Revolving Trust,,
Series 2017-2, Class C, 2.630%, due 07/15/22[2]	2,000,000	1,998,350
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 2.220%, due 01/18/22[2]	9,000,000	8,991,602
Great America Leasing Receivables Funding,
Series 2018-1, Class A3, 2.600%, due 06/15/21[2]	9,000,000	9,013,918
Hyundai Auto Lease Securitization Trust,
Series 2017-C, Class A4, 2.210%, due 09/15/21[2]	2,390,000	2,387,038
Hyundai Auto Receivables Trust,
Series 2015-C, Class A4, 1.780%, due 11/15/21	485,067	484,776
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, due 07/21/21[2]	19,151,000	19,132,841
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2, 3.010%, due 02/16/21	1,915,000	1,919,754
Mercedes-Benz Auto Receivables Trust,
Series 2016-1, Class A3, 1.260%, due 02/16/21	36,588	36,490
Series 2015-1, Class A4, 1.750%, due 12/15/21	1,144,175	1,143,295
MMAF Equipment Finance LLC,
Series 2017-B, Class A2, 1.930%, due 10/15/20[2]	1,504,424	1,503,886
Securitized Term Auto Receivables Trust,
Series 2017-1A, Class A3, 1.890%, due 08/25/20[2]	660,833	660,176
Synchrony Credit Card Master Trust,
Series 2017-1A, Class N, 1.930%, due 06/15/23	18,205,000	18,128,712
Verizon Owner Trust,
Series 2016-1A, Class A, 1.420%, due 01/20/21[2]	244,855	244,708
Series 2017-2A, Class A, 1.920%, due 12/20/21[2]	5,372,169	5,362,796

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
World Omni Auto Receivables Trust,
Series 2016-A, Class A3, 1.770%, due 09/15/21	437,652	436,951
Series 2016-A, Class A4, 1.950%, due 05/16/22	3,700,000	3,688,497
Series 2019-A, Class A2, 3.020%, due 04/15/22	2,445,000	2,456,570

Total asset-backed securities (cost — $166,967,090)		167,062,685

Certificates of deposit — 4.3%
Bank of Montreal,
3 mo. USD LIBOR + 0.290%, 2.812%, due 08/28/20[1]	5,000,000	5,000,027
Bank of Nova Scotia,
3 mo. USD LIBOR + 0.280%, 2.583%, due 10/15/19[1]	5,000,000	5,001,468
3 mo. USD LIBOR + 0.220%, 2.550%, due 12/30/19[1]	4,000,000	4,000,216
3 mo. USD LIBOR + 0.280%, 2.666%, due 09/21/20[1]	15,000,000	14,999,658
Canadian Imperial Bank of Commerce,
3 mo. USD LIBOR + 0.410%, 2.797%, due 09/20/19[1]	9,565,000	9,568,876
3 mo. USD LIBOR + 0.300%, 2.583%, due 07/24/20[1]	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank,
3 mo. USD LIBOR + 0.350%, 2.616%, due 07/30/20[1]	7,062,000	7,060,607
3 mo. USD LIBOR + 0.400%, 2.743%, due 09/24/20[1]	5,000,000	5,000,000
Credit Suisse AG,
3 mo. USD LIBOR + 0.400%, 2.656%, due 07/31/20[1]	5,000,000	5,000,000
Mizuho Bank Ltd.,
3 mo. USD LIBOR + 0.400%, 2.719%, due 10/01/19[1]	1,000,000	1,000,336
MUFG Bank Ltd.,
3 mo. USD LIBOR + 0.450%, 2.903%, due 09/09/19[1]	480,000	480,080
Nordea Bank Abp,
3 mo. USD LIBOR + 0.200%, 2.703%, due 12/04/19[1]	75,000	75,000
Sumitomo Mitsui Banking Corp.,
3 mo. USD LIBOR + 0.380%, 2.956%, due 08/02/19[1]	350,000	350,002

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
3 mo. USD LIBOR + 0.450%, 2.929%, due 09/05/19[1]	3,700,000	3,700,876
3 mo. USD LIBOR + 0.420%, 2.703%, due 07/24/20[1]	3,000,000	3,000,538
3 mo. USD LIBOR + 0.420%, 2.944%, due 08/28/20[1]	6,000,000	6,000,490
Svenska Handelsbanken AB,
3 mo. USD LIBOR + 0.400%, 2.719%, due 04/01/20[1]	2,000,000	2,003,243
Swedbank AB,
3 mo. USD LIBOR + 0.230%, 2.795%, due 05/07/20[1]	190,000	189,771

Total certificates of deposit (cost — $74,431,188)		74,431,188

Commercial paper[4] — 21.9%
Air Liquide US LLC 2.474%, due 09/16/19	10,000,000	9,968,950
Anheuser Busch Inbev Worldwide
2.680%, due 08/20/19	5,000,000	4,992,928
2.450%, due 08/27/19	10,000,000	9,982,306
2.420%, due 09/23/19	13,000,000	12,953,684
AT&T, Inc.
2.800%, due 08/05/19	10,000,000	9,996,889
2.800%, due 08/06/19	4,959,000	4,957,071
2.620%, due 12/10/19	1,400,000	1,386,653
2.710%, due 12/10/19	2,500,000	2,475,347
2.720%, due 12/11/19	5,000,000	4,950,133
BP Capital Markets PLC 2.685%, due 08/27/19	10,500,000	10,479,639
Canadian Natural Resources 2.540%, due 08/14/19	7,000,000	6,993,579
CNPC Finance
2.610%, due 08/15/19	9,000,000	8,990,865
2.750%, due 08/16/19	14,000,000	13,983,958
2.810%, due 08/19/19	5,000,000	4,992,975
2.430%, due 09/03/19	5,000,000	4,988,862
Dominion Gas Holdings LLC 2.560%, due 08/15/19	19,100,000	19,080,985
Dow Chemical Co.
2.499%, due 09/25/19	4,000,000	3,985,028
2.500%, due 09/25/19	7,195,000	7,167,519
E.I. Dupont
2.610%, due 08/26/19	6,700,000	6,687,856

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[4] — (continued)
Energy Transfer Partners 2.850%, due 08/01/19	50,000,000	50,000,000
General Motors Financial Co., Inc.
2.680%, due 08/01/19	4,500,000	4,500,000
2.830%, due 08/01/19	2,500,000	2,500,000
2.740%, due 08/12/19	18,500,000	18,484,511
2.883%, due 08/19/19	2,900,000	2,895,897
Hyundai Capital America
2.650%, due 08/26/19	8,600,000	8,584,174
2.525%, due 09/10/19	12,000,000	11,966,933
Mondelez International., Inc. 2.460%, due 08/29/19	17,400,000	17,366,708
Reckitt Benckiser Treasury Services PLC
2.680%, due 10/10/19	18,000,000	17,906,200
2.561%, due 12/05/19	13,500,000	13,381,875
Transcanada Pipelines Ltd.
2.660%, due 08/19/19	5,000,000	4,993,350
2.470%, due 08/27/19	4,900,000	4,891,259
2.450%, due 08/30/19	3,000,000	2,994,079
2.576%, due 09/09/19	9,500,000	9,473,962
2.360%, due 10/07/19	8,800,000	8,761,348
United Healthcare Co. 2.470%, due 08/23/19	25,000,000	24,962,264
Volkswagen Credit, Inc.
2.690%, due 09/04/19	6,000,000	5,984,757
2.550%, due 10/03/19	1,500,000	1,493,306
2.830%, due 10/07/19	4,500,000	4,476,299
2.610%, due 10/15/19	10,000,000	9,945,625
2.970%, due 10/22/19	5,000,000	4,966,175

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[4] — (concluded)
2.970%, due 10/23/19	1,750,000	1,738,017

Total Commercial paper (cost — $381,281,966)		381,281,966

Short-term investment — 0.5%
Repurchase agreements — 0.5%
Repurchase agreement dated 07/31/19 with Fixed Income Clearing Corp., 2.540% due 08/01/19, collateralized by $9,075,000 US Treasury Note, 2.250% due 04/30/21; (value — $9,180,769); proceeds: $9,000,635 (cost — $9,000,000)	9,000,000	9,000,000

	Number of shares
Investment of cash collateral from securities loaned — 0.0%†
Money market fund — 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $528,913)	528,913	528,913

Total investments (cost — $1,721,627,424) — 98.8%		1,722,937,493

Other assets in excess of liabilities — 1.2%		20,418,256

Net assets — 100.0%		$1,743,355,749

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	1,090,632,741	—	1,090,632,741
Asset-backed securities	—	167,062,685	—	167,062,685
Certificates of deposit	—	74,431,188	—	74,431,188
Commercial paper	—	381,281,966	—	381,281,966
Short-term investment	—	9,000,000	—	9,000,000
Investment of cash collateral from securities loaned	—	528,913	—	528,913
Total	—	1,722,937,493	—	1,722,937,493

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2019 (unaudited)

At July 31, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

†	Amount represents less than 0.05%
1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $360,954,548, represented 20.7% of the Fund’s net assets at period end.

3	Security, or portion thereof, was on loan at the period end.
4	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

LIBOR	London Interbank Offered Rate

See accompanying notes to financial statements

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2019.